Note 4 - Loans (Detail) - Impaired Loans (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
With an allowance recorded:
Related Allowance	$ 577,000		$ 1,946,000
Total:
Unpaid Principal Balance	9,993,000		22,799,000
Recorded Investment	8,900,000	[1]	19,569,000	[1]
Related Allowance	577,000		1,946,000
Life to Date Charge offs	1,093,000		3,230,000
Average Recorded Investment	9,614,000		21,810,000
Interest Income Recognized	78,000		68,000
Residential 1-4 Family Prime [Member]
With no related allowance recorded:
Unpaid Principal Balance	5,430,000		2,805,000
Recorded Investment	4,375,000	[1]	2,564,000	[1]
Life to Date Charge offs	1,055,000		241,000
Average Recorded Investment	4,960,000		2,603,000
Interest Income Recognized	48,000		15,000
With an allowance recorded:
Unpaid Principal Balance	2,616,000		5,104,000
Recorded Investment	2,578,000	[1]	5,104,000	[1]
Related Allowance	367,000		1,099,000
Life to Date Charge offs	38,000
Average Recorded Investment	2,642,000		5,142,000
Interest Income Recognized			5,000
Total:
Unpaid Principal Balance	8,046,000		7,909,000
Recorded Investment	6,953,000	[1]	7,668,000	[1]
Related Allowance	367,000		1,099,000
Life to Date Charge offs	1,093,000		241,000
Average Recorded Investment	7,602,000		7,745,000
Interest Income Recognized	48,000		20,000
Multifamily [Member]
With no related allowance recorded:
Unpaid Principal Balance	382,000		1,131,000
Recorded Investment	382,000	[1]	1,131,000	[1]
Average Recorded Investment	429,000		1,224,000
Interest Income Recognized	30,000
With an allowance recorded:
Unpaid Principal Balance			986,000
Recorded Investment		[1]	986,000	[1]
Related Allowance			122,000
Average Recorded Investment			923,000
Interest Income Recognized			48,000
Total:
Unpaid Principal Balance	382,000		2,117,000
Recorded Investment	382,000	[1]	2,117,000	[1]
Related Allowance			122,000
Average Recorded Investment	429,000		2,147,000
Interest Income Recognized	30,000		48,000
Commercial Real Estate Other Receivable [Member]
With no related allowance recorded:
Unpaid Principal Balance			2,602,000
Recorded Investment		[1]	2,175,000	[1]
Life to Date Charge offs			427,000
Average Recorded Investment			2,366,000
With an allowance recorded:
Unpaid Principal Balance	531,000		3,393,000
Recorded Investment	531,000	[1]	3,393,000	[1]
Related Allowance	76,000		717,000
Average Recorded Investment	548,000		3,636,000
Total:
Unpaid Principal Balance	531,000		5,995,000
Recorded Investment	531,000	[1]	5,568,000	[1]
Related Allowance	76,000		717,000
Life to Date Charge offs			427,000
Average Recorded Investment	548,000		6,002,000
Construction and Land Development [Member]
With no related allowance recorded:
Unpaid Principal Balance	353,000		6,533,000
Recorded Investment	353,000		4,141,000
Life to Date Charge offs			2,392,000
Average Recorded Investment	352,000		5,773,000
With an allowance recorded:
Unpaid Principal Balance	477,000		245,000
Recorded Investment	477,000		75,000
Related Allowance	95,000		8,000
Life to Date Charge offs			170,000
Average Recorded Investment	478,000		143,000
Total:
Unpaid Principal Balance	830,000		6,778,000
Recorded Investment	830,000		4,216,000
Related Allowance	95,000		8,000
Life to Date Charge offs			2,562,000
Average Recorded Investment	830,000		5,916,000
Commercial and Industrial [Member]
With no related allowance recorded:
Unpaid Principal Balance	74,000
Recorded Investment	74,000	[1]		[1]
Average Recorded Investment	74,000
With an allowance recorded:
Unpaid Principal Balance	130,000
Recorded Investment	130,000	[1]		[1]
Related Allowance	39,000
Average Recorded Investment	131,000
Total:
Unpaid Principal Balance	204,000
Recorded Investment	204,000	[1]		[1]
Related Allowance	39,000
Average Recorded Investment	205,000
Consumer Other Financing Receivable [Member]
With no related allowance recorded:
Recorded Investment		[1]		[1]
With an allowance recorded:
Recorded Investment		[1]		[1]
Total:
Recorded Investment		[1]		[1]

[1]	Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.